Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Consolidated Statements Of Changes In Equity [Abstract]
Direct registered offerings, net of issuance costs		$ 527
At-the-market offering, net of issuance costs	$ 164
Private placement, net of issuance costs	$ 499